UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Preserver Alternative Opportunities Fund Institutional Shares – PAOIX

Semi-Annual Report
February 28, 2023

Preserver Partners, LLC 425 Madison Avenue Memphis, TN 38103 (844) 838-2119 or (901) 755-4737 preserverfunds.com

Investment Results (Unaudited)

Average Annual Total Returns(a) as of February 28, 2023
				Since
	Six	One	Five	Inception
	Months	Year	Year	(3/1/16)
Preserver Alternative Opportunities Fund Institutional Shares	0.77%	-7.28%	4.13%	5.79%
Wilshire Liquid Alternative Index (b)	0.26%	-2.67%	1.16%	2.02%
			Expense Ratios(c)
			Institutional
			Shares
Gross			1.57%
With Applicable Waivers			1.41%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Preserver Alternative Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2119.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee waivers during the applicable period. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	This table compares the Fund’s average annual total returns for the referenced periods to those of Wilshire Liquid Alternative Index. The Wilshire Liquid Alternative Index measures the collective performance of the five Wilshire Liquid Alternative Strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index is designed to provide a broad measure of the Wilshire Liquid Alternative Equity Hedge Index, Wilshire Liquid Alternative Global Macro Index, Wilshire Liquid Alternative Relative Value Index, Wilshire Liquid Alternative Multi-Strategy Index, and Wilshire Liquid Alternative Event Driven Index. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios are from the Fund’s Prospectus dated December 29, 2022. Preserver Partners, LLC, the Fund’s investment adviser (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2023 (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of February 28, 2023, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 838-2119. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)
February 28, 2023

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Fund’s website at www.preserverfunds.com.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited)
February 28, 2023

	Shares	Fair Value
COMMON STOCKS — 41.27%

United States — 41.27%
Communications — 2.80%
Liberty Media Corp. - Liberty Formula One Group, Series A(a)(b)	3,091	$187,809
Walt Disney Co. (The)(a)	2,000	199,220
		387,029
Consumer Discretionary — 11.53%
AutoZone, Inc.(a)	100	248,654
Chipotle Mexican Grill, Inc.(a)	200	298,216
Ferrari N.V.	800	208,296
Home Depot, Inc. (The)(b)	500	148,270
Lithia Motors, Inc., Class A	1,000	255,179
LKQ Corp.	4,000	229,160
Ulta Beauty, Inc.(a) (b)	400	207,520
		1,595,295
Consumer Staples — 4.02%
Coca-Cola Co. (The)	4,000	238,040
Costco Wholesale Corp.	300	145,254
PepsiCo, Inc.	1,000	173,530
		556,824
Energy — 3.64%
Exxon Mobil Corp.(b)	2,000	219,820
Marathon Petroleum Corp.	2,300	284,280
		504,100
Health Care — 1.15%
Merck & Co., Inc.	1,500	159,360

Industrials — 5.19%
Crane Holding Co.	2,000	239,560
Deere & Co.	550	230,582
WESCO International, Inc.(a)	1,500	248,370
		718,512
Real Estate — 4.61%
Lamar Advertising Co., Class A	2,600	271,856
Life Storage, Inc.	1,000	120,520
Prologis, Inc.	2,000	246,800
		639,176
Technology — 7.97%
Apple, Inc.	2,000	294,820
Fiserv, Inc.(a)	2,000	230,180
MasterCard, Inc., Class A	800	284,232
Qualcomm, Inc.	1,000	123,530

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2023

	Shares	Fair Value
COMMON STOCKS — (continued)

Technology — (continued)
Verisk Analytics, Inc.(b)	1,000	$171,110
		1,103,872
Utilities — 0.36%
Ferrellgas Partners LP, Class B	364	50,232

Total United States		5,714,400

Total Common Stocks (Cost $5,399,925)		5,714,400

PREFERRED STOCKS — 8.32%

United States — 8.32%
Financials — 6.47%
Capital One Financial Corp., Series J, 4.80%	19,000	374,490
Citigroup, Inc., Series J, 7.13%	5,000	127,200
PennyMac Mortgage Investment Trust, Series C, 6.75%	12,000	240,720
Pinnacle Financial Partners, Inc., Series B, 6.75%	6,000	153,060
		895,470
Real Estate — 1.85%
Hersha Hospitality Trust, Series C, 6.88%	12,000	256,200

Total Preferred Stocks (Cost $1,292,565)		1,151,670

CLOSED-END FUNDS — 5.80%

Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund	14,000	269,920
Doubleline Income Solutions Fund	13,000	158,730
Western Asset Emerging Markets Debt Fund, Inc.	15,000	137,100
Blackrock Capital Allocation Trust	16,000	237,440

Total Closed-End Funds (Cost $974,696)		803,190

EXCHANGE-TRADED FUNDS — 3.69%
iShares 20+ Year Treasury Bond ETF	2,000	203,420
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,043	110,475
iShares Preferred and Income Securities ETF	6,000	196,200

Total Exchange-Traded Funds (Cost $542,156)		510,095

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2023

	Principal
	Amount	Value
CORPORATE BONDS — 17.82%

Netherlands — 2.09%
Health Care — 2.09%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	$300,000	$288,657

United States — 15.73%
Communications — 1.35%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	186,891

Consumer Discretionary — 1.35%
L Brands, Inc., 5.25%, 2/1/2028	200,000	186,458

Financials — 12.33%
Bank of America Corp., MTN, 4.15%, 9/1/2026(c)	125,000	121,833
Bank of America Corp., Series FF, 5.88%, Perpetual	250,000	234,375
Citigroup Global Markets Holdings, Inc., Series N, MTN, 7.00%, 12/3/2026(c)	500,000	450,607
Citigroup, Inc., Series M, 6.30%, Perpetual (3MO LIBOR + 342.30bps)(c)(d)	220,000	215,600
Goldman Sachs Group, Inc. (The), MTN, 5.63%, 12/13/2024	140,000	139,193
JPMorgan Chase & Co., 3.30%, 4/1/2026	120,000	113,590
PNC Bank NA, 4.05%, 7/26/2028	250,000	235,792
Stifel Financial Corp., 4.25%, 7/18/2024	200,000	196,330
		1,707,320
Industrials — 0.70%
Timken Co. (The), 3.88%, 9/1/2024	100,000	97,444

Total United States		2,178,113

Total Corporate Bonds (Cost $2,574,229)		2,466,770

LOAN PARTICIPATION NOTES — 10.84%

Drip Capital SPV Vasco LLC, Series 2022-J, 8.00%, 6/1/2023(e)	1,500,000	1,500,000

Total Loan Participation Notes (Cost $1,500,000)		1,500,000

U.S. TREASURY OBLIGATIONS — 6.52%

United States Treasury Bond, 1.88%, 2/15/2041	350,000	249,717
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025(f)	200,000	242,508
United States Treasury Inflation Indexed Bonds, 2.00%, 1/15/2026(f)	167,000	250,577
United States Treasury Note, 2.50%, 3/31/2023	160,000	159,713

Total U.S. Treasury Obligations (Cost $963,534)		902,515

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)
February 28, 2023

	Principal
	Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.80%

Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	$31,256	$29,432
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 3.80%, 2/20/2035(c)	4,667	4,624
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 5.01%, 6/25/2035 (1MO LIBOR + 50bps)(c)	7,494	6,891
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 3.53%, 11/19/2034(c)	51,785	48,846
Impac CMB Trust, Series 2005-08, Class 2B, 6.87%, 2/25/2036 (1MO LIBOR + 225bps)(c)	61,800	54,830
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 5.81%, 6/25/2031 (1MO LIBOR + 142.5bps)(c)	104,183	103,963

Total Collateralized Mortgage Obligations (Cost $248,047)		248,586

Total Investments — 96.06% (Cost $13,495,152)		13,297,226

Other Assets in Excess of Liabilities — 3.94%		545,209

NET ASSETS — 100.00%		$13,842,435

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for unsettled security transactions or options.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Contingent coupon equity linked note in which the interest will only be paid if certain market indexes trade above a specific level.

(e)	Illiquid security. The security is being fair valued in accordance with the Trust’s fair valuation policies. The total fair value of these securities as of February 28, 2023 was $1,500,000, representing 10.84% of net assets.

(f)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.

ETF – Exchange-Traded Fund

MTN – Medium Term Note

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Assets and Liabilities (Unaudited)
February 28, 2023

Assets
Investments in securities at fair value (cost $13,495,152)	$13,297,226
Cash and cash equivalents	200,426
Cash held at broker for option contract transactions	86,689
Receivable for fund shares sold	1,150
Receivable for investments sold	202,403
Dividends and interest receivable	62,914
Tax reclaims receivable	11,766
Receivable from Adviser	689
Prepaid expenses	6,144
Total Assets	13,869,407
Liabilities
Payable for fund shares redeemed	2
Payable to Administrator	5,884
Payable to auditors	12,814
Other accrued expenses	8,272
Total Liabilities	26,972
Net Assets	$13,842,435
Net Assets consist of:
Paid-in capital	14,164,077
Accumulated deficit	(321,642)
Net Assets	$13,842,435
Institutional Shares:
Net Assets	$13,842,435
Shares outstanding	1,301,317
Net asset value, offering and redemption price per share(a)	$10.64

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Operations (Unaudited)
For the six months ended February 28, 2023

Investment Income
Dividend income	$152,318
Interest income	167,161
Total investment income	319,479
Expenses
Adviser	59,754
Administration	11,530
Fund accounting	11,530
Legal	10,597
Audit and tax preparation	8,565
Transfer agent	7,662
Trustee	7,610
Printing	6,037
Registration	5,792
Compliance services	2,976
Pricing	2,817
Custodian	2,424
Interest	986
Miscellaneous	22,914
Total expenses	161,194
Fees contractually waived by Adviser	(52,701)
Net operating expenses	108,493
Net investment income	210,986
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities transactions	(308,335)
Securities sold short	(4,448)
Foreign currency transactions	(96)
Change in unrealized appreciation on:
Investment securities and foreign currency translations	182,131
Net realized and change in unrealized appreciation (depreciation) on investments	(130,748)
Net increase in net assets resulting from operations	$80,238

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$210,986	$277,305
Net realized gain (loss) on investment securities, securities sold short, written option transactions and foreign currency transactions	(312,879)	1,478,043
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, written options and foreign currency translations	182,131	(5,775,570)
Net increase (decrease) in net assets resulting from operations	80,238	(4,020,222)
Distributions to Shareholders from Earnings:
Institutional Shares	(1,493,076)	(2,354,997)
Total distributions	(1,493,076)	(2,354,997)
Capital Transactions - Institutional Shares
Proceeds from shares sold	663,471	4,004,852
Reinvestment of distributions	1,380,455	2,195,531
Amount paid for shares redeemed	(4,845,246)	(12,303,212)
Proceeds from redemption fees(a)	397	614
Total Institutional Shares	(2,800,923)	(6,102,215)
Net decrease in net assets resulting from capital transactions	(2,800,923)	(6,102,215)
Total Decrease in Net Assets	(4,213,761)	(12,477,434)
Net Assets
Beginning of period	18,056,196	30,533,630
End of period	$13,842,435	$18,056,196
Share Transactions - Institutional Shares
Shares sold	60,178	301,499
Shares issued in reinvestment of distributions	134,810	164,954
Shares redeemed	(446,362)	(1,026,156)
Total Institutional Shares	(251,374)	(559,703)

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, at beginning of period	$11.63		$14.45	$12.75	$11.62	$11.98	$11.65
Income from investment operations:
Net investment income	0.18		0.17	0.15	0.10	0.21	0.16
Net realized and unrealized gain (loss) on investments	(0.13)		(1.87)	2.18	1.22	(0.17)	0.53
Total from investment operations	0.05		(1.70)	2.33	1.32	0.04	0.69
Less distributions to shareholders from:
Net investment income	(0.18)		(0.13)	(0.12)	(0.19)	(0.06)	(0.16)
Net realized gains	(0.86)		(0.99)	(0.51)	—	(0.34)	(0.20)
Total distributions	(1.04)		(1.12)	(0.63)	(0.19)	(0.40)	(0.36)
Paid in capital from redemption fees	—	(a)	— (a)	— (a)	— (a)	— (a)	—
Net asset value, at end of period	$10.64		$11.63	$14.45	$12.75	$11.62	$11.98
Total Return(b)	0.77	% (c)	(12.75)%	18.85%	11.46%	0.88%	6.05%

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund - Institutional Shares
Financial Highlights (Continued)

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the		For the		For the	For the	For the
	February 28,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2023		August 31,		August 31,		August 31,	August 31,	August 31,
	(Unaudited)		2022		2021		2020	2019	2018
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,842		$18,056		$30,534		$24,221	$21,241	$20,705
Before waiver or recoupment:
Ratio of expenses to average net assets	2.02	% (d)	1.52%		1.53%		1.70%	1.66%	1.72%
After waiver or recoupment:
Ratio of expenses to average net assets	1.36	% (d)(e)	1.36	% (e)	1.36	% (e)	1.35%	1.48%	1.75%
Ratio of net investment income to average net assets	2.65	% (d)	1.03%		1.16%		0.90%	1.96%	1.25%
Portfolio turnover rate	21	% (c)	81%		91%		86%	56%	68%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes dividend and interest expense of 0.01% for the six months ended February 28, 2023 and for the fiscal years ended August 31, 2022 and August 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited)
February 28, 2023

NOTE 1. ORGANIZATION

The Preserver Alternative Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 16, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Preserver Partners, LLC (the “Adviser”). The investment objective of the Fund is to seek current income and capital appreciation with low volatility compared to the major equity and fixed income markets.

The Fund currently offers Institutional Shares. The Fund commenced operations on March 1, 2016. A 2.00% redemption fee is imposed on shares redeemed within 60 days of purchase. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and are included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

securities using the effective interest method. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Short Selling – The Fund may make short sales of securities. In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund, in effect, profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

time when fundamental investment considerations would not favor such sales. Short sales may involve additional transactions costs and other expenses that may exceed the return on the position, which may cause the Fund to lose money.

The Fund is required to maintain a segregated account on the books of its custodian in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. This segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets. If the Fund does not maintain a segregated account, the Fund will “cover” the short sale by owning a call option on the shorted security with a strike price no higher than the price at which the security was sold short.

Loan Participation Notes – The purchaser of a loan participation note assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of the loan, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. The Fund classifies loan participation notes as an illiquid investment and may have difficulty valuing such securities, which may cause the Fund’s NAV to fluctuate significantly. The Fund may lose money if it cannot sell such securities when it chooses to do.

NOTE 3. DERIVATIVE TRANSACTIONS

The Fund may engage in options transactions, which are sometimes characterized as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions,

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes a Fund to equity price risk The Fund did not hold any written options as of February 28, 2023.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,664,168	$50,232	$—	$5,714,400
Preferred Stocks	1,151,670	—	—	1,151,670
Closed-End Funds	803,190	—	—	803,190
Exchange-Traded Funds	510,095	—	—	510,095
Corporate Bonds	—	2,466,770	—	2,466,770
Loan Participation Notes	—	1,500,000	—	1,500,000
U.S. Treasury Obligations	—	902,515	—	902,515
Collateralized Mortgage Obligations	—	248,586	—	248,586
Total	$8,129,123	$5,168,103	$—	$13,297,226

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the Adviser earned fees of $59,754 from the Fund. At February 28, 2023, the Adviser owed the Fund $689 in accordance with the expense limitation agreement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2023 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of February 28, 2023, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
August 31, 2023	$40,197
August 31, 2024	44,388
August 31, 2025	42,737
February 28, 2026	52,701

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting. Prior to September 14, 2022, the Administrator provided compliance services to the Fund. Effective September 14, 2022, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments, including short sales and covers, were $2,835,089 and $6,512,809, respectively.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

There were no purchases or sales of U.S. government obligations during the six months ended February 28, 2023.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$674,618
Gross unrealized depreciation	(872,544)
Net unrealized appreciation/(depreciation) on investments	(197,926)
Tax cost of investments	$13,495,152

The tax character of distributions paid for the fiscal year ended August 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,097,413
Long-term capital gains	1,257,584
Total distributions paid	$2,354,997

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$254,796
Undistributed long-term capital gains	1,238,206
Unrealized appreciation on investments(a)	(401,806)
Total accumulated earnings	$1,091,196

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the mark-to-market adjustments on passive foreign investment companies, the tax treatment of return of capital adjustments and interest accruals on complex securities.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)
February 28, 2023

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account Value	Account Value	Expenses	Annualized
		September 1,	February 28,	Paid During	Expense
		2022	2023	Period(a)	Ratio
Preserver Alternative Opportunities Fund
Institutional Class	Actual	$1,000.00	$1,007.70	$6.78	1.36%
	Hypothetical(b)	$1,000.00	$1,018.04	$6.82	1.36%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program applies to each individual series of the Trust. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on December 7 and 8, 2022. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

FACTS	WHAT DOES PRESERVER ALTERNATIVE OPPORTUNITIES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (844) 838-2119

Who we are
Who is providing this notice?	Preserver Alternative Opportunities Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     buy securities from us or sell securities to us

●     make deposits or withdrawals from your account

●     give us your account information

●     make a wire transfer

●     tell us who receives the money

●     tell us where to send the money

●     show your government-issued ID

●     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Preserver Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 838-2119 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES
Walter B. Grimm, Chairman
David James
Lori Kaiser
Janet Smith Meeks
Mary Madick

OFFICERS
Matthew J. Miller, Chief Executive Officer
and President
Zachary P. Richmond, Chief Financial Officer
and Treasurer
Martin R. Dean, Chief Compliance Officer
Paul F. Leone, Secretary

INVESTMENT ADVISER
Preserver Partners, LLC
425 Madison Avenue
Memphis, TN 38103

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
221 East 4th Street, Suite 2900
Cincinnati, OH 45202

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Preserver-SAR-23

Clockwise Capital Innovation ETF (TIME)

NYSE Arca, Inc.

Semi-Annual Report

February 28, 2023

Fund Adviser:

Clockwise Capital LLC

1395 Brickell Avenue, Unit 800

Miami, Florida 33131

(800) 610-6128

Investment Results (Unaudited)

Total Returns* as of February 28, 2023

			Since
			Inception
	Six Months	One Year	(1/27/2022)
Clockwise Capital Innovation ETF - NAV	(4.44)%	(27.80)%	(25.01)%
Clockwise Capital Innovation ETF - Market Price	(4.44)%	(27.63)%	(24.90)%
S&P MidCap 400® Index(a)	7.89%	(0.62)%	4.30%

Total annual operating expenses, as disclosed in the Clockwise Capital Innovation ETF’s (the “Fund”) prospectus dated December 29, 2022, were 0.96% of average daily net assets. Pursuant to its Investment Advisory Agreement, Clockwise Capital LLC (the “Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)). Additional information pertaining to the Fund’s expense ratio as of February 28, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 610-6128. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://clockwisefunds.com.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Total returns for less than one year are not annualized.

(a)	The S&P MidCap 400® Index is widely recognized unmanaged index consisting of mid-sized U.S. companies. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 610-6128. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Clockwise Capital Innovation ETF Holdings as of February 28, 2023.*

*	As a percentage of net assets.

The investment objective of the Fund is long-term growth of capital.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at https://clockwisefunds.com.

2

Clockwise Capital Innovation ETF
Schedule of Investments
February 28, 2023 - (Unaudited)

COMMON STOCKS — 81.61%	Shares	Fair Value
Communications — 22.61%
Activision Blizzard, Inc.	11,698	$891,973
Meta Platforms, Inc., Class A(a)	17,241	3,016,140
Netflix, Inc.(a)	20	6,443
Pinterest, Inc., Class A(a)	50,593	1,270,390
Spotify Technology SA(a)	19,870	2,310,881
Uber Technologies, Inc.(a)	88,501	2,943,543
		10,439,370
Consumer Discretionary — 12.35%
Amazon.com, Inc.(a)	32,072	3,022,144
Best Buy Co., Inc.	16,788	1,395,251
Tesla, Inc.(a)	6,244	1,284,453
		5,701,848
Consumer Staples — 3.81%
Flowers Foods, Inc.	63,060	1,758,113

Industrials — 8.77%
Deere & Co.	2,434	1,020,430
GXO Logistics, Inc.(a)	18,926	938,162
Ryder System, Inc.	21,349	2,090,281
		4,048,873
Technology — 34.07%
Broadcom, Inc.	2,543	1,511,279
Cisco Systems, Inc.	37,785	1,829,550
Crowdstrike Holdings, Inc., Class A(a)	8,080	975,175
Micron Technology, Inc.	22,600	1,306,732
Microsoft Corp.	5,426	1,353,353
NVIDIA Corp.	5,720	1,327,955
Palo Alto Networks, Inc.(a)	11,302	2,128,958
S&P Global, Inc.	3,878	1,323,174
ServiceNow, Inc.(a)	2,116	914,472
Texas Instruments, Inc.	7,440	1,275,588
Visa, Inc., Class A	8,092	1,779,754
		15,725,990
Total Common Stocks (Cost $33,969,991)		37,674,194

EXCHANGE-TRADED FUNDS — 3.09%
ProShares UltraShort QQQ®	65,000	1,376,700
SPDR® Bloomberg 1-3 Month T-Bill ETF	562	51,541
Total Exchange-Traded Funds (Cost $1,424,946)		1,428,241

Total Investments— 84.70% (Cost $35,394,937)		39,102,435
Other Assets in Excess of Liabilities — 15.30%		7,062,841
NET ASSETS — 100.00%		$46,165,276

(a)	Non-income producing security.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

3

Clockwise Capital Innovation ETF
Statement of Assets and Liabilities
February 28, 2023 - (Unaudited)

Assets
Investments in securities, at fair value (cost $35,394,937)	$39,102,435
Cash	8,433,088
Receivable for investments sold	416,696
Dividends receivable	33,125
Total Assets	47,985,344

Liabilities
Payable for investments purchased	1,780,943
Payable to Adviser	39,125
Total Liabilities	1,820,068

Net Assets	$46,165,276

Net Assets consist of:
Paid-in capital	44,746,963
Accumulated earnings	1,418,313
Net Assets	$46,165,276
Shares outstanding (unlimited number of shares authorized, no par value)	2,525,000
Net asset value per share	$18.28

See accompanying notes which are an integral part of these financial statements.

4

Clockwise Capital Innovation ETF
Statement of Operations
For the Six Months Ended February 28, 2023 - (Unaudited)

Investment Income
Dividend income	$99,790
Total investment income	99,790

Expenses
Adviser	110,263
Total operating expenses	110,263
Net investment loss	(10,473)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,619,571)
Change in unrealized appreciation on:
Investment securities	4,361,151
Net realized and change in unrealized gain (loss) on investment securities	2,741,580
Net increase in net assets resulting from operations	$2,731,107

See accompanying notes which are an integral part of these financial statements.

5

Clockwise Capital Innovation ETF
Statements of Changes in Net Assets

	For the Six
	Months	For the
	Ended	Period Ended
	February 28,	August 31,
	2023	2022(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(10,473)	$(12,691)
Net realized loss on investment securities	(1,619,571)	(633,735)
Change in unrealized appreciation (depreciation) on investment securities	4,361,151	(653,653)
Net increase (decrease) in net assets resulting from operations	2,731,107	(1,300,079)

Capital Transactions
Proceeds from shares sold	43,636,393	8,596,285
Amount paid for shares redeemed	(4,984,362)	(2,514,068)
Net increase in net assets resulting from capital transactions	38,652,031	6,082,217
Total Increase in Net Assets	41,383,138	4,782,138

Net Assets
Beginning of period	$4,782,138	$—
End of period	$46,165,276	$4,782,138

Share Transactions
Shares sold	2,575,000	350,000
Shares redeemed	(300,000)	(100,000)
Net increase in shares outstanding	2,275,000	250,000

(a)	For the period January 27, 2022 (commencement of operations) to August 31, 2022.

See accompanying notes which are an integral part of these financial statements

6

Clockwise Capital Innovation ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months		For the
	Ended		Period
	February		Ended
	28, 2023		August 31,
	(Unaudited)		2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$19.13		$25.00
Investment operations:
Net investment loss	—	(b)	(0.05)
Net realized and unrealized loss on investments	(0.85)		(5.82)
Total from investment operations	(0.85)		(5.87)
Net asset value, end of period	$18.28		$19.13
Market price, end of period	$18.31		$19.16
Total Return(c)	(4.44	%) (d)	(23.48	%) (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$46,165		$4,782
Ratio of expenses to average net assets	0.95	% (e)	0.95	% (e)
Ratio of net investment loss to average net assets	(0.09	)% (e)	(0.51	)% (e)
Portfolio turnover rate(f)	201	% (d)	54	% (d)

(a)	For the period January 27, 2022 (commencement of operations) to August 31, 2022.

(b)	Rounds to less than $0.005 per share.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

7

Clockwise Capital Innovation ETF
Notes to the Financial Statements
February 28, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

Clockwise Capital Innovation ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on December 8, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Clockwise Capital LLC (the “Adviser”). The investment objective of the Fund is long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax

8

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to the Fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the investment advisory agreement.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the

9

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the

10

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$37,674,194	$—	$—	$37,674,194
Exchange-Traded Funds	1,428,241	—	—	1,428,241
Total	$39,102,435	$—	$—	$39,102,435

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser is required to pay all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and

11

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

indemnification expenses) so that total annual fund operating expenses remain at 0.95% of the Fund’s average daily net assets. For the six months ended February 28, 2023, the Adviser earned a fee of $110,263 from the Fund. At February 28, 2023, the Fund owed the Adviser $39,125 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $1,500 per Fund and $500 per Fund for each quarterly Board meeting. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, purchases and sales of investment securities, other than short-term investments, were $40,105,188 and $40,930,058, respectively.

For the six months ended February 28, 2023, purchases and sales for in-kind transactions were $36,739,377 and $4,237,486, respectively.

For the six months ended February 28, 2023, the Fund incurred net realized gains of $241,977 on in-kind redemptions.

12

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2023.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended February 28, 2023, the Fund received $5,500 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

13

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$3,911,314
Gross unrealized depreciation	(241,822)
Net unrealized appreciation on investments	$3,669,492
Tax cost of investments	$35,432,943

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

At August 31, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(621,135)
Unrealized depreciation on investments	(691,659)
Total accumulated deficit	$(1,312,794)

As of August 31, 2022, the Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $621,135.

NOTE 8. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Non-Diversification Risk - The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Sector Risk - If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2023, the Fund had 34.07% of the value of its net assets invested in stocks within the Technology sector.

14

Clockwise Capital Innovation ETF
Notes to the Financial Statements (continued)
February 28, 2023 - (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program applies to each individual series of the Trust. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on December 7 and 8, 2022. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September	February	During	Expense
	1, 2022	28, 2023	Period(a)	Ratio
Clockwise Capital Innovation ETF
Actual	$1,000.00	$955.60	$4.56	0.95%
Hypothetical(b)	$1,000.00	$1,020.08	$4.76	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 610-6128 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Walter B. Grimm, Chairman David James Lori Kaiser Janet Smith Meeks Mary Madick	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 221 East 4th Street, Suite 2900 Cincinnati, OH 45202

OFFICERS Matthew J. Miller, Chief Executive Officer and President Zachary P. Richmond, Chief Financial Officer and Treasurer Martin R. Dean, Chief Compliance Officer Paul F. Leone, Secretary	LEGAL COUNSEL Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

INVESTMENT ADVISER Clockwise Capital LLC 1395 Brickell Ave, Unit 800 Miami, FL 33131	CUSTODIANAND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Clockwise-SAR-23

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) NOT APPLICABLE.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	May 4, 2023

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	May 4, 2023